Loans and Allowance for Credit Losses - Summary of Impaired Loans by Portfolio Class (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	$ 6,571	$ 7,602
Unpaid Principal Balance	8,623	10,136
Valuation Allowance	476	599
Commitments to Lend Additional Funds	74	112
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	329	382
Unpaid Principal Balance	769	804
Valuation Allowance	21	36
Commitments to Lend Additional Funds	51	54
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	624	693
Unpaid Principal Balance	1,250	1,322
Valuation Allowance	23	51
Commitments to Lend Additional Funds	18	40
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	2,730	2,767
Unpaid Principal Balance	3,495	3,492
Valuation Allowance	273	308
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	240	310
Unpaid Principal Balance	240	310
Valuation Allowance	61	87
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	361	391
Unpaid Principal Balance	570	593
Valuation Allowance	44	59
Commitments to Lend Additional Funds	4	14
Total Impaired Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	4,284	4,543
Unpaid Principal Balance	6,324	6,521
Valuation Allowance	422	541
Commitments to Lend Additional Funds	73	108
Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	2,244	2,607
Unpaid Principal Balance	2,244	2,607
Valuation Allowance	50	28
Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	43	452
Unpaid Principal Balance	55	1,008
Valuation Allowance	4	30
Commitments to Lend Additional Funds	$ 1	$ 4